INVESTMENTS IN AFFILIATES - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 22, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	$ 61,778		$ 8,420
Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Investment in affiliates	$ 4,083		8,420
Wabash Valley Resources
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	20.00%
Investment in affiliates	$ 57,695	$ 57,376	$ 0